SHARE-BASED PAYMENTS - Stock-based Compensation - Stock options granted (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
SHARE-BASED PAYMENTS
Total grant-date fair value of the options granted			$ 4,696,605
Stock-based compensation expense	$ 105,594	$ 139,093
Unrecognized compensation cost related to non-vested stock option	$ 472,406		$ 577,999
Share-based arrangement, non-vested weighted average period	1 year 2 months 12 days		1 year 6 months 21 days
Sales and marketing expense
SHARE-BASED PAYMENTS
Stock-based compensation expense	$ 14,399	$ 14,399	$ 57,596	$ 551,948
General and administrative expenses
SHARE-BASED PAYMENTS
Stock-based compensation expense			$ 421,442	$ 3,325,897